UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-8211

Dreyfus Institutional Preferred Money Market Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/2010

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Money Market Fund
December 31, 2010 (Unaudited)

Negotiable Bank Certificates of Deposit--40.9%	Principal Amount ($)	Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.22% - 0.41%, 1/6/11 - 4/26/11	560,000,000	560,000,000
Barclays Bank (Yankee)
0.70% - 0.76%, 1/18/11 - 1/28/11	150,000,000[a]	150,000,000
BNP Paribas (Yankee)
0.56%, 2/9/11	250,000,000	250,000,000
Citibank N.A.
0.36%, 2/24/11	300,000,000	300,000,000
Credit Agricole CIB (Yankee)
0.29%, 2/9/11	200,000,000	200,000,000
Deutsche Bank AG
0.44%, 1/3/11	400,000,000[a]	400,000,000
DZ Bank AG (Yankee)
0.36%, 1/5/11	290,500,000	290,500,000
Fortis Bank SA/NV (Yankee)
0.39%, 4/22/11	50,000,000	50,000,000
HSBC Bank PLC (London)
0.30%, 5/9/11	155,000,000	155,001,376
ING Bank (London)
0.28% - 0.30%, 1/27/11 - 2/18/11	450,000,000	450,000,000
Lloyds TSB Bank (Yankee)
0.34%, 2/14/11	50,000,000	50,000,000
Natixis (Yankee)
0.36% - 0.51%, 1/5/11 - 4/18/11	550,000,000	550,000,000
Nordea Bank Finland (Yankee)
0.29%, 4/7/11	350,000,000	350,000,000
Royal Bank of Canada
0.39%, 1/3/11	200,000,000[a]	200,000,000
Royal Bank of Scotland PLC (Yankee)
0.48% - 0.51%, 4/26/11 - 4/29/11	190,000,000	190,005,838
Skandinaviska Enskilda Banken (Yankee)

0.35%, 1/11/11	100,000,000[b]	100,000,000
Societe Generale (Yankee)
0.41%, 4/18/11	380,000,000	380,000,000
UBS (Yankee)
0.75%, 1/27/11	250,000,000	250,000,000
Total Negotiable Bank Certificates of Deposit
(cost $4,875,507,214)		4,875,507,214
Commercial Paper--15.2%
ASB Bank Ltd.
0.40%, 4/6/11	200,000,000[b]	199,788,889
Bank of New Zealand
0.40%, 3/30/11	76,300,000	76,225,395
Commonwealth Bank of Australia
0.29%, 3/31/11	200,000,000[b]	199,859,083
Deutsche Bank Financial LLC
0.40%, 2/14/11	100,000,000	99,951,111
Dexia Delaware LLC
0.14%, 1/3/11	400,000,000	399,996,889
DnB NOR Bank ASA
0.29%, 3/29/11	250,000,000[b]	249,824,792
Intesa Funding LLC
0.35%, 2/16/11	400,000,000	399,821,111
Skandinaviska Enskilda Banken
0.33%, 1/4/11	190,000,000[b]	189,994,775
Total Commercial Paper
(cost $1,815,462,045)		1,815,462,045
Asset-Backed Commercial Paper--8.1%
Atlantis One Funding Corp.
0.32% - 0.51%, 1/20/11 - 5/9/11	550,000,000[b]	549,591,375
CHARTA
0.52%, 1/20/11	100,000,000[b]	99,972,556
CIESCO LLC
0.40%, 3/2/11	150,000,000	149,900,000
Grampian Funding LLC
0.37%, 3/7/11	170,000,000[b]	169,886,430
Total Asset-Backed Commercial Paper
(cost $969,350,361)		969,350,361

Corporate Note--2.1%
Credit Suisse
0.60%, 1/19/11
(cost $250,000,000)	250,000,000[a]	250,000,000
Short-Term Bank Note--.8%
Bank of America N.A.
0.60%, 1/19/11
(cost $100,000,000)	100,000,000	100,000,000
Time Deposits--15.2%
Commerzbank (Grand Cayman)
0.15%, 1/3/11	400,000,000	400,000,000
JPMorgan Chase Bank, N.A. (Nassau)
0.01%, 1/3/11	207,000,000	207,000,000
KBC Bank (Grand Cayman)
0.10%, 1/3/11	154,000,000	154,000,000
Northern Trust Co. (Grand Cayman)
0.10%, 1/3/11	500,000,000	500,000,000
Wells Fargo Bank, NA (Grand Cayman)
0.01% - 0.03%, 1/3/11	550,000,000	550,000,000
Total Time Deposits
(cost $1,811,000,000)		1,811,000,000
U.S. Government Agencies--4.9%
Federal Home Loan Bank
0.37%, 1/3/11	250,000,000[a]	249,866,726
Federal Home Loan Mortgage Corp.
0.27%, 1/14/11	250,000,000[a,c]	250,000,000
Straight-A Funding LLC
0.25%, 3/1/11	85,000,000[b]	84,965,174
Total U.S. Government Agencies
(cost $584,831,900)		584,831,900
Repurchase Agreements--12.8%
Barclays Capital, Inc.
0.25%, dated 12/31/10, due 1/3/11 in the amount of
$4,000,083 (fully collateralized by$5,764,829 U.S.
Treasury Strips, due 8/15/20, value $4,080,000)	4,000,000	4,000,000
JPMorgan Chase & Co.

0.17%-0.27%, dated 12/31/10, due 1/3/11 in the amount
of $600,011,417 (fully collateralized by$340,302,909
Corporate Bonds, 0%-9.95%, due 6/1/11-7/15/40, value
$360,502,303 and $254,415,000 U.S. Treasury Notes,
0.625%, due 6/30/12, value $255,000,161)	600,000,000	600,000,000
RBC Capital Markets
0.275%, dated 12/31/10, due 1/3/11 in the amount of
$75,001,719 (fully collateralized by$121,090,907
Corporate Bonds, 0%-6.13%, due 2/25/19-7/1/47, value
$77,250,000)	75,000,000	75,000,000
RBS Securities, Inc.
0.20%-0.275%, dated 12/31/10, due 1/3/11 in the
amount of $350,006,146 (fully collateralized by
$91,485,000 Federal Home Loan Mortgage Corp., 5.50%,
due 4/1/24, value $51,002,043 and $308,340,000 U.S.
Treasury Notes, 2.75%, due 2/15/19, value
$306,003,542)	350,000,000	350,000,000
UBS Securities LLC
0.20%, dated 12/31/10, due 1/3/11 in the amount of
$500,008,333 (fully collateralized by$503,505,100
U.S. Treasury Notes, 1.13%-1.38%, due
6/30/11-5/15/13, value $510,000,010)	500,000,000	500,000,000
Total Repurchase Agreements
(cost $1,529,000,000)		1,529,000,000
Total Investments (cost $11,935,151,520)	100.0%	11,935,151,520
Cash and Receivables (Net)	.0%	3,363,268
Net Assets	100.0%	11,938,514,788

a	Variable rate security--interest rate subject to periodic change.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities amounted to $1,993,783,074 or 16.7% of net assets.

c

The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At December 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of December 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	11,935,151,520
Level 3 - Significant Unobservable Inputs	-
Total	11,935,151,520

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Plus Money Market Fund
December 31, 2010 (Unaudited)

Negotiable Bank Certificates of Deposit--9.9%	Principal Amount ($)		Value ($)
Bank of Nova Scotia (Yankee)
0.25%, 1/7/11	43,000,000		43,001,573
Credit Agricole CIB (Yankee)
0.28%, 1/18/11	40,000,000		40,000,000
Svenska Handelsbanken (Yankee)
0.25%, 1/14/11	40,000,000		40,000,215
Total Negotiable Bank Certificates of Deposit
(cost $123,001,788)			123,001,788
Commercial Paper--17.7%
Credit Suisse
0.28%, 3/21/11	35,000,000		34,978,494
Danske Corp., Inc.
0.27%, 1/18/11	35,000,000	a	34,995,538
HSBC USA Inc.
0.23%, 1/20/11	35,000,000		34,995,751
Natixis US Finance Company LLC
0.29%, 1/18/11	40,000,000		39,994,522
Nordea North America Inc.
0.22%, 1/4/11	35,000,000		34,999,358
UBS Finance Delaware Inc.
0.18%, 1/3/11	40,000,000		39,999,600
Total Commercial Paper
(cost $219,963,263)			219,963,263
Time Deposits--9.3%
Commerzbank (Grand Cayman)
0.15%, 1/3/11	55,000,000		55,000,000
Manufacturers & Traders Trust Company (Grand Cayman)
0.03%, 1/3/11	61,000,000		61,000,000
Total Time Deposits
(cost $116,000,000)			116,000,000

U. S. Government Agency--26.4%

Federal Home Loan Bank
0.001%, 1/3/11
(cost $327,999,982)	328,000,000	327,999,982

U. S. Treasury Notes--12.3%
U.S. Treasury Notes

0.26%, 5/2/11
(cost $152,293,595)	150,000,000	152,293,595
Repurchase Agreements--24.2%
Deutsche Bank Securities Inc.
0.18%, dated 12/31/10, due 1/3/11 in the amount of
$100,001,500 (fully collateralized by$152,811,279
U.S. Treasury Strips, due 8/15/21, value $102,000,001)	100,000,000	100,000,000
Merrill Lynch & Co. Inc.
0.15%, dated 12/31/10, due 1/3/11 in the amount of
$100,001,250 (fully collateralized by$64,285,000
Federal Home Loan Bank, 0.50%, due 6/30/11, value
$64,534,033 and $33,486,000 Federal Home Loan
Mortgage Corp., 4.38%, due 7/17/15, value $37,466,834)	100,000,000	100,000,000
RBS Securities, Inc.
0.20%, dated 12/31/10, due 1/3/11 in the amount of
$100,001,667 (fully collateralized by$810,000
Inter-American Development Bank, 3%-4.25%, due
4/22/14-9/10/18, value $858,831 and $101,915,000 U.S.
Treasury Notes, 2.75%, due 2/15/19, value
$101,142,735)	100,000,000	100,000,000
Total Repurchase Agreements
(cost $300,000,000)		300,000,000
Total Investments (cost $1,239,258,628)	99.8	1,239,258,628
Cash and Receivables (Net)	.2	1,985,032
Net Assets	100.0	1,241,243,660

a

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, this security amounted to $34,995,538 or 2.8% of net assets.

At December 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of December 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,239,258,628
Level 3 - Significant Unobservable Inputs	-
Total	1,239,258,628

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: February 23, 2011

By: /s/ James Windels
James Windels Treasurer
Date: February 23, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)